Fair Value Measurements - Fair Values for Financial Instruments Carried At Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Aug. 26, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of debt	$ 1,373,259		$ 1,191,207
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of debt	$ 843,447		842,216
Senior Notes | 4.50% Senior Notes due 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate	4.50%
Carrying value of debt	$ 349,253		348,616
Fair value of debt	$ 362,400
Senior Notes | 4.95% Senior Notes due 2029
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate	4.95%
Carrying value of debt	$ 494,194		493,600
Fair value of debt	$ 573,300
Junior Subordinated Notes | 5.75% Junior Subordinated Notes due 2040
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate	5.75%	5.75%
Carrying value of debt	$ 344,812		$ 0
Fair value of debt	$ 365,700